Employee benefit plans - Weighted average assumptions for benefit obligations (Details)	Dec. 31, 2023	Dec. 31, 2022
Employee benefit plans
Discount rate (as a percent)	4.22%	4.86%
Rate of compensation increase (as a percent)	3.18%	3.22%
Rate of pension increase (as a percent)	2.00%	2.00%